UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                 Investment Company Act file number   811-21201
                                                   ------------------

                         UBS Technology Partners L.L.C.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             Mark D. Goldstein, Esq.
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
               --------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-713-9036
                                                           -------------

                   Date of fiscal year end: December 31, 2003
                                           ------------------

                     Date of reporting period: June 30, 2003
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                         UBS TECHNOLOGY PARTNERS, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)


                               SEMI ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                  JUNE 30, 2003

                         UBS TECHNOLOGY PARTNERS, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)


                               SEMI ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                 JUNE 30, 2003


                                    CONTENTS


Statement of Assets, Liabilities and Members' Capital ....................     1

Statement of Operations ..................................................     2

Statements of Changes in Members' Capital ................................     3

Statement of Cash Flows ..................................................     4

Notes to Financial Statements ............................................     5

                                                 UBS TECHNOLOGY PARTNERS, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003
--------------------------------------------------------------------------------


ASSETS

Investments in funds, at value (cost $475,146,451)                  $572,859,196
Cash and cash equivalents                                             81,736,210
Interest receivable                                                        6,736
Other assets                                                              20,520
--------------------------------------------------------------------------------

TOTAL ASSETS                                                         654,622,662
--------------------------------------------------------------------------------

LIABILITIES

Payables:
   Withdrawals payable                                                70,453,050
   Management fee                                                        541,457
   Professional fees                                                     186,344
   Administration fee                                                    119,506
   Other                                                                  13,216
--------------------------------------------------------------------------------

TOTAL LIABILITIES                                                     71,313,573
--------------------------------------------------------------------------------

NET ASSETS                                                          $583,309,089
--------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                           $485,596,344
Accumulated net unrealized appreciation on investments                97,712,745
--------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                    $583,309,089
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                 UBS TECHNOLOGY PARTNERS, L.L.C.
                                                         STATEMENT OF OPERATIONS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2003

--------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                           $    284,540
--------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                 284,540
--------------------------------------------------------------------------------

EXPENSES

Management fee                                                        3,258,518
Professional fees                                                       344,226
Administration fee                                                      327,751
Miscellaneous                                                            88,367
--------------------------------------------------------------------------------

TOTAL EXPENSES                                                        4,018,862
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                  (3,734,322)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS

Net realized gain from investments                                   26,611,692
Change in net unrealized appreciation/depreciation from
  investments                                                       (25,841,405)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS                       770,287
--------------------------------------------------------------------------------

NET DECREASE IN MEMBERS' CAPITAL
        DERIVED FROM OPERATIONS                                    $ (2,964,035)
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                 UBS TECHNOLOGY PARTNERS, L.L.C.
                                       STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
     SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2002

--------------------------------------------------------------------------------

                                                         UBS FUND
                                                      ADVISOR, L.L.C.       MEMBERS             TOTAL
---------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JANUARY 1, 2002                     $ 1,865,918      $ 830,307,585      $ 832,173,503

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                        (4,634)        (8,683,802)        (8,688,436)
  Net realized gain from investments                         51,200         17,134,061         17,185,261
  Change in net unrealized
         appreciation/depreciation from investments         (65,902)       (25,746,902)       (25,812,804)
---------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                            (19,336)       (17,296,643)       (17,315,979)
---------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                           --         29,599,768         29,599,768
  Members' withdrawals                                           --       (191,389,914)      (191,389,914)
  Offering costs                                                (64)           (27,105)           (27,169)
---------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL
         FROM CAPITAL TRANSACTIONS                              (64)      (161,817,251)      (161,817,315)
---------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2002                   $ 1,846,518      $ 651,193,691      $ 653,040,209
---------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                          (356)        (3,733,966)        (3,734,322)
  Net realized gain from investments                         75,127         26,536,565         26,611,692
  Change in net unrealized
         appreciation/depreciation from investments         (73,109)       (25,768,296)       (25,841,405)
---------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                              1,662         (2,965,697)        (2,964,035)
---------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                           --          3,686,003          3,686,003
  Members' withdrawals                                   (1,833,664)       (68,619,386)       (70,453,050)
  Offering costs                                                 --                (38)               (38)
---------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL DERIVED
         FROM CAPITAL TRANSACTIONS                       (1,833,664)       (64,933,421)       (66,767,085)
---------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JUNE 30, 2003                       $    14,516      $ 583,294,573      $ 583,309,089
---------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                 UBS TECHNOLOGY PARTNERS, L.L.C.
                                                         STATEMENT OF CASH FLOWS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2003

------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in Members' capital derived from operations                 (2,964,035)
Adjustments to reconcile net decrease in Members' capital
  derived from operations to net cash provided by
  operating activities:
Purchases of investments                                               (118,500,000)
Proceeds from disposition of investments                                224,701,691
Net realized gain on investments                                        (26,611,692)
Change in net unrealized appreciation/depreciation on investments        25,841,405
Changes in assets and liabilities:
    Increase/(decrease) in assets:
       Interest receivable                                                    3,021
       Other assets                                                         (20,520)
    Increase/(decrease) in payables:
      Management fee                                                        (46,610)
      Professional fees                                                     (30,852)
      Administration fee                                                   (120,780)
      Other                                                                 (15,638)
------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                               102,235,990

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' subscriptions                                      3,686,003
Manager withdrawals                                                      (1,833,664)
Members' withdrawals                                                    (60,388,343)
Offering costs                                                                  (38)
------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                                   (58,536,042)

Net increase in cash and cash equivalents                                43,699,948
Cash and cash equivalents--beginning of period                           38,036,262
------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF PERIOD                              $  81,736,210
------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                 UBS TECHNOLOGY PARTNERS, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003

--------------------------------------------------------------------------------

    1. ORGANIZATION

       UBS Technology Partners, L.L.C. (formerly, UBS PW Technology Partners, L.L.C.) (the "Fund") was initially organized as a limited partnership under the laws of Delaware on December 28, 1998 and was subsequently reorganized as a limited liability company effective October 15, 2002. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to maximize capital appreciation over the long-term. The Fund pursues its investment objective by deploying its assets primarily among a select group of portfolio managers who invest primarily in, or who have particular knowledge within, the technology sector. Generally, such portfolio managers conduct their investment programs through unregistered investment funds (collectively, the "Investment Funds") in which the Fund invests as a limited partner or member along with other investors. The Fund commenced operations on April 1, 1999.

       The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Fund Advisor, L.L.C. (formerly, PW Fund Advisor, L.L.C.) (the "Manager" or "UBSFA"), a Delaware limited liability company and the Manager of the Fund, to provide investment advice regarding the selection of Investment Funds and the responsibility of the day-to-day management of the Fund.

       The Manager is an indirect wholly-owned subsidiary of UBS Americas, Inc., which is an indirect wholly-owned subsidiary of UBS AG. The Manager is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

       Initial and additional applications for interests by eligible investors may be accepted at such times as the Manager may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests in the Fund.

       The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice in each year, near mid-year and year-end. Members can only transfer or assign their membership interests (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion.

                                                 UBS TECHNOLOGY PARTNERS, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003

--------------------------------------------------------------------------------


    2. SIGNIFICANT ACCOUNTING POLICIES

       A. PORTFOLIO VALUATION

       Net asset value of the Fund is determined by or at the direction of the Manager as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

       The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements.

       Distributions received or withdrawn from Investment Funds, whether in the form of cash or securities, are first applied as a reduction of the investment's cost.

       B. INCOME RECOGNITION

       Interest income is recorded on the accrual basis. Realized gains and losses from Investment Fund transactions are calculated on the identified cost basis.

       C. FUND COSTS

       The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; certain organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors. Offering costs are charged to capital as incurred.

       D. INCOME TAXES

       No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

                                                 UBS TECHNOLOGY PARTNERS, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003

--------------------------------------------------------------------------------


    2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

       E. CASH AND CASH EQUIVALENTS

       Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

       F. USE OF ESTIMATES

       The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

    3. MANAGEMENT FEE, PERFORMANCE BONUS, AND RELATED PARTY TRANSACTIONS

       UBSFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund pays UBSFA a monthly management fee (the "Fee") at an annual rate of 1% of the Fund's net assets, excluding assets attributable to the Manager's capital account. The Fee is paid to UBSFA out of the Fund's assets and debited against the Members' capital accounts, excluding the Manager's capital account. A portion of the fee is paid by UBSFA to its affiliates.

       UBS Financial Services, Inc. ("UBS FSI") (formerly, UBS PaineWebber Inc.), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and bears its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

       The net increase (or decrease) in members' capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the Fee which is similarly allocated to all Members other than the Manager as described above. In accordance with the Limited Liability Company Agreement, the Manager is then allocated an amount based on the performance of the Fund (the "Performance Bonus") for the Measurement Period, as defined in the Confidential Memorandum (i.e., the period commencing on the admission of a Member to the Fund, and thereafter each period commencing on the day following the last Measurement Period and ending generally on the first to occur of (1) a fiscal year-end or (2) a whole or partial redemption). The Performance Bonus is calculated separately with respect to each Member.

                                                 UBS TECHNOLOGY PARTNERS, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003

--------------------------------------------------------------------------------


    3. MANAGEMENT FEE, PERFORMANCE BONUS, AND RELATED PARTY TRANSACTIONS (CONTINUED)

       The Performance Bonus is equal to 1% of the balance of the Member's capital account at the end of the Measurement Period, provided that appreciation in the Member's capital account (net of any Performance Bonus) exceeds the Member's threshold return. The threshold return is the amount that a Member would have earned for a fiscal year if it had received an annualized rate of return of 20% on its opening capital account balance, as adjusted. No Performance Bonus was earned for the six months ended June 30, 2003 and the year ended December 31, 2002.

       Each Director who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed related to Directors by the Fund for the six months ended June 30, 2003 were $10,500.

       PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian of the Fund's assets and provides custodial services for the Fund.

       PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund and in that capacity provides certain administrative, accounting, record keeping, tax and investor related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund, subject to a minimum monthly fee, and
       (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or it affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PFPC, Inc.

    4. SECURITIES TRANSACTIONS

       Aggregate  purchases  and sales of  Investment  Funds for the six  months
       ended  June  30,  2003,   amounted  to  $118,500,000  and   $224,701,691,
       respectively.

       The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on Schedule K-1.

    5. INVESTMENTS

       As of June 30, 2003, the Fund had investments in Investment Funds, none of which were related parties. The Fund's investments are summarized below based on the investment objectives of the specific Investment Funds at June 30, 2003.

           Investment Objective             Cost              Fair Value
           --------------------             ----              ----------
            Long/Short Equity           $475,146,451         $572,859,196

                                                 UBS TECHNOLOGY PARTNERS, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003

--------------------------------------------------------------------------------


    5. INVESTMENTS (CONTINUED)

       The following table lists the Fund's investments in Investment Funds as of June 30, 2003. The agreements related to investments in Investment
       Funds provide for compensation to the general partners/managers in the form of management fees of 1% to 2% (per annum) of net assets and performance incentive fees or allocations of 20% of net profits earned. The Investment Funds provide for periodic redemptions, with lock up provisions ranging up to three years from initial investment. Detailed information about the Investment Funds' portfolios is not available.

                                                                      REALIZED AND
   INVESTMENT FUND:                                                    UNREALIZED                            % OF
                                                                       GAIN/(LOSS)                         MEMBERS'S
                                                        COST        FROM INVESTMENTS    FAIR VALUE           CAPITAL     LIQUIDITY
                                                        ----        ----------------    ----------         ---------     ---------
   Andor Technology Perennial Fund, L.P.*                 --         $(7,739,537)      $57,970,735            9.94%      Quarterly
   Andor Technology Small Cap Fund, L.P.***          $30,000,000      (1,349,379)       29,788,601            5.11       Quarterly
   Artis Technology Qualified Partners, L.P.          31,000,000         997,738        31,997,738            5.49       Quarterly
   Bowman Capital Private Equity Fund II, L.P.         1,405,771        (150,544)          715,772            0.12           **
   Bowman Capital Founders Fund, L.P.                  2,428,680          --               722,895            0.12           **
   Cavalry Technology, L.P.                           25,000,000       1,361,993        26,361,993            4.52       Quarterly
   Chilton New Era Partners, L.P.                     60,000,000       4,351,726        60,488,559           10.37        Annually
   Coatue Qualified Partners, L.P.                    40,000,000         630,847        41,683,790            7.15       Quarterly
   Frontier Science & Technology Fund, L.P.            2,500,000         110,414         2,300,055            0.39       Quarterly
   Grange Park Technology Fund, L.P.                  38,500,000        (771,943)       38,680,120            6.63       Quarterly
   Hornet Fund, L.P.                                  41,500,000        (211,503)       43,237,186            7.41       Quarterly
   Intrepid Capital Fund (QP), L.P.                   40,312,000       2,292,214        52,217,057            8.95       Quarterly
   Kaintuck Opportunity Fund B, LLC                   25,000,000      (2,402,856)       23,870,597            4.09        Annually
   Loch Capital Fund I, L.P.                           2,500,000          43,866         2,543,866            0.44       Quarterly
   Minot Capital II, LP                               40,000,000       2,147,009        40,843,180            7.00       Quarterly
   Mosaic Technology Fund, L.P.                        3,000,000           9,500         3,009,500            0.52       Quarterly
   Mosaic Technology Fund II, L.P.                     6,000,000          10,100         6,010,100            1.03       Quarterly
   PAW Partners, L.P.                                 26,000,000       3,095,348        48,907,875            8.38       Quarterly
   Peqout Telecommunications & Media Fund, L P.       50,000,000      (2,714,872)       47,223,625            8.10       Quarterly
   Tiger Technology, L.P.                             10,000,000         900,191        14,285,952            2.45        Annually
   Redeemed Investment Funds                              --             159,975            --                 --
                                                    ----------------------------      ------------          ------
   TOTAL                                            $475,146,451        $770,287       572,859,196           98.21
                                                    ============        ========
OTHER ASSETS, LESS LIABILITIES                                                          10,449,893            1.79

MEMBERS' CAPITAL                                                                      $583,309,089         100.00%
                                                                                      ============         ======

  * Formerly, Pequot Technology Perennial Fund, L.P.
 ** The liquidity of the Fund's  investments is driven by the Investment  Funds'
    ability to liquidate its Private  Investments.
*** Initial lock-up is three years from initial investment; approximately one and one half years remaining.

                                                 UBS TECHNOLOGY PARTNERS, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003

--------------------------------------------------------------------------------


    6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

       In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and equity swaps. The Fund's risk of loss in these Investment Funds is limited to the value of these investments as reported by the Fund.

    7. FINANCIAL HIGHLIGHTS

       The following represents the ratios to average net assets and other supplemental information for the periods indicated:


                                                                                                                     PERIOD FROM
                                              SIX MONTHS                                                            APRIL 1, 1999
                                                ENDED                                                             (COMMENCEMENT OF
                                            JUNE 30, 2003                  YEARS ENDED DECEMBER 31,              OPERATIONS) THROUGH
                                             (UNAUDITED)           2002              2001             2000        DECEMBER 31, 1999
                                             -----------           ----              ----             ----        -----------------
Ratio of net  investment  loss to  average
net assets***                                  (1.15)%*           (1.11)%          (1.06)%           (1.11)%          (1.38)%*
Ratio of total  expenses  to  average  net
assets***                                       1.24%*            1.16 %            1.15%             1.20%            1.41%*
Portfolio turnover rate                         20.74%            26.80%            9.74%              --                --
Total return**                                 (0.55)%             (1.90)%         (4.80)%           14.24%             50.96%
Net asset value at end of period             $583,309,089      $653,040,209      $832,173,503     $753,481,256      $385,681,474

        *Annualized.
       **Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Performance Bonus to the Manager, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.
      ***The average net assets used in the above ratios are calculated by adding any withdrawals payable effective at the end of a period to the net assets for such period.

                                                                              10

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)              UBS Technology Partners L.L.C.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Mitchell Tanzman
                         -------------------------------------------------------
                           Mitchell Tanzman, Co-Chief Executive Officer
                           (principal executive officer)

By (Signature and Title)*  /s/ Gregory Brousseau
                         -------------------------------------------------------
                           Gregory Brousseau, Co-Chief Executive Officer (principal executive officer)

Date                       AUGUST 26, 2003
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Mitchell Tanzman
                         -------------------------------------------------------
                           Mitchell Tanzman, Co-Chief Executive Officer
                           (principal executive officer)

By (Signature and Title)*  /s/ Gregory Brousseau
                         -------------------------------------------------------
                           Gregory Brousseau, Co-Chief Executive Officer (principal executive officer)

Date                       AUGUST 26, 2003
    ----------------------------------------------------------------------------

By (Signature and Title)*  /s/ Michael Mascis
                         -------------------------------------------------------
                           Michael Mascis, Chief Financial Officer
                           (principal financial officer)

Date                       AUGUST 26, 2003
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.